Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Usiminas	Equity attributable to owners of parent [member]	Capital stock		Treasury shares		Initial public offering expenses	Reserves		Capital stock issue discount		Currency translation adjustment	Retained earnings	Non-controlling interest	Non-controlling interest Usiminas
Beginning balance at Dec. 31, 2022		$ 13,768,393		$ 11,845,959	$ 2,004,743	[1]	$ (150,000)	[1]	$ (23,295)	$ 1,394,567	[2]	$ (2,324,866)	[3]	$ (2,859,068)	$ 13,803,878	$ 1,922,434
Changes in equity [abstract]
Profit for the year		986,374		676,043											676,043	310,331
Other comprehensive income (loss) for the period
Currency translation adjustment	[4]	971,776		895,241										895,241		76,535
Remeasurement of post employment benefit obligations		(41,285)		(24,904)						(24,904)	[2]					(16,381)
Cash flow hedges and others, net of tax		15,897		14,188						14,188	[2]					1,709
Others	[5]	(601,896)		(418,640)						(418,640)	[2]					(183,256)
Total comprehensive income (loss) for the year		1,330,866		1,141,928	0	[1]	0	[1]	0	(429,356)	[2]	0	[3]	895,241	676,043	188,938
Dividends paid in cash	[6]	(569,292)		(569,292)											(569,292)
Dividends paid in cash to non-controlling interest		(294,003)														(294,003)
Effects related to the increase of the participation in Usiminas	[7]		$ 2,575,895														$ 2,575,895
Ending balance at Dec. 31, 2023		16,811,859		12,418,595	2,004,743	[1],[8]	(150,000)	[1],[8]	(23,295)	965,211	[9]	(2,324,866)	[10]	(1,963,827)	13,910,629	4,393,264
Changes in equity [abstract]
Profit for the year		173,781		(53,672)											(53,672)	227,453
Other comprehensive income (loss) for the period
Currency translation adjustment		(823,783)		(165,724)										(165,724)		(658,059)
Remeasurement of post employment benefit obligations		7,111		(12,933)						(12,933)	[9]					20,044
Cash flow hedges and others, net of tax		(53,192)		(47,051)						(47,051)	[9]					(6,141)
Others	[11]	630,982		437,525						437,525	[9]					193,457
Total comprehensive income (loss) for the year		(65,101)		158,145	0	[8]	0	[8]	0	377,541	[9]	0	[10]	(165,724)	(53,672)	(223,246)
Dividends paid in cash	[12]	(608,554)		(608,554)											(608,554)
Dividends paid in cash to non-controlling interest		(6,635)														(6,635)
Ending balance at Dec. 31, 2024		16,131,569		11,968,186	2,004,743	[8],[13]	(150,000)	[8],[13]	(23,295)	1,342,752	[9],[14]	(2,324,866)	[15]	(2,129,551)	13,248,403	4,163,383
Changes in equity [abstract]
Profit for the year		303,095		425,232											425,232	(122,137)
Other comprehensive income (loss) for the period
Currency translation adjustment		402,386		82,861										82,861		319,525
Remeasurement of post employment benefit obligations		(32,315)		(29,655)						(29,655)	[14]					(2,660)
Cash flow hedges and others, net of tax		78,387		69,557						69,557	[14]					8,830
Others	[16]	(67,472)		(41,850)						(41,850)	[14]					(25,622)
Total comprehensive income (loss) for the year		684,081		506,145	0	[13]	0	[13]	0	(1,948)	[14]	0	[15]	82,861	425,232	177,936
Dividends paid in cash	[17]	(530,031)		(530,031)											(530,031)
Dividends paid in cash to non-controlling interest		(15,304)														(15,304)
Dividends paid in kind to non-controlling interest		(112,278)														(112,278)
Repayment of additional paid in capital	[18]	(10,291)														(10,291)
Ending balance at Dec. 31, 2025		$ 16,147,746		$ 11,944,300	$ 2,004,743	[13]	$ (150,000)	[13]	$ (23,295)	$ 1,340,804	[14]	$ (2,324,866)	[15]	$ (2,046,690)	$ 13,143,604	$ 4,203,446

[1]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2023, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2023, the Company held 41,666,666 shares as treasury shares.
[2]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.4) million.
[3]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[4]	See note 3 (c).
[5]	Includes mainly the changes of the fair value of financial instruments at fair value through other comprehensive income, net of tax.
[6]	Represents $0.29 per share ($2.90 per ADS). Related to the dividends distributed on May 2 and on October 31, 2023, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.1 million were included in equity as deduction of dividend paid.
[7]	See note 3 (f).
[8]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2024, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2024, the Company held 41,666,666 shares as treasury shares.
[9]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.4) million.
[10]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[11]	Includes mainly the changes of the fair value of financial instruments at fair value through other comprehensive income, net of tax.
[12]	Represents $0.31 per share ($3.10 per ADS). Related to the dividends distributed on May 8 and on November 21, 2024, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.9 million were included in equity as deduction of dividend paid.
[13]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2025, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2025, the Company held 41,666,666 shares as treasury shares.
[14]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.4) million.
[15]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[16]	Includes mainly the changes of the fair value of financial instruments at fair value through other comprehensive income, net of tax. See note 18.
[17]	Represents $0.27 per share ($2.70 per ADS). Related to the dividends distributed on May 14 and on November 12, 2025, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $11.2 million were included in equity as deduction of dividend paid.
[18]	It corresponds to the agreement in connection with the repayment of the additional paid in capital from Tenigal S. de R.L. de C.V. to the non-controlling interest as per the shareholders’ agreement signed on June 25, 2025. The shareholders agreed to the repayment of the total amount of the additional paid in capital of $63 million in the upcoming three years, starting in June 2025.